Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of disaggregation of revenue from contracts with customers

EUR’000	2023	2022	2021
Revenue disaggregation
Time charter services and transportation and installation services	99,841	104,578	56,449
Other revenue, including fees earned for early termination by customers of contracts	8,781	1,846	4,489
Total revenue	108,622	106,424	60,938

Schedule of transaction price allocated to remaining performance obligations

EUR’000	2023	2022	2021
Beginning of financial year	3,157	16,156	8,810
Acquisition of businesses	1,913	—	—
Deferred during the year	10,670	2,857	9,097
Recognised as revenue during the year	(1,859)	(15,856)	(1,751)
Total liabilities at end of period	13,881	3,157	16,156

Schedule of Contract backlog

EUR million	2023	2022[2]	2021[2]
Contract backlog as of 31 December¹
Within one year	192	84	110
After one year	1,365	696	299
Total	1,557	780	409

[1] Contract backlog (excluding bunker) is split between, EUR 1,379 million firm and EUR 178 million options.

[2] Contract backlog (excluding bunker) for 2022 was split between, EUR 653 million firm and EUR 127 million options and for 2021, EUR 351 million firm and EUR 58 million options.